Investments	6 Months Ended
Jun. 30, 2025
Investments
Investments

Note 5 - Investments

Investments comprised the following:

	At June 30,	At December 31,
	2025	2024
Equity investments at FVTOCI	$590.4	$324.8
Warrants	7.4	0.7
	$597.8	$325.5

Equity Investments at FVTOCI

Equity investments comprised the following:

	At June 30,	At December 31,
	2025	2024
G Mining Ventures Corp.	$232.3	$133.8
Discovery Silver Corp.	172.2	—
Labrador Iron Ore Royalty Corporation ("LIORC")	131.7	127.3
Other	54.2	63.7
	$590.4	$324.8

During the three months ended June 30, 2025, the Company disposed of equity investments with a cost of $8.9 million (Q2 2024 – $0.7 million) for gross proceeds of $15.8 million (Q2 2024 – $1.1 million).

During the six months ended June 30, 2025, the Company disposed of equity investments with a cost of $14.6 million (H1 2024 – $12.3 million) for gross proceeds of $25.5 million (H1 2024 – $8.5 million).

The change in the fair value of equity investments recognized in other comprehensive income (loss) for the periods ended June 30, 2025 and 2024 were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Net gain on changes in the fair value of equity investments at FVTOCI	$35.9	$17.8	$207.4	$19.8
Income tax expense in other comprehensive (loss) income	(4.7)	(2.4)	(27.4)	(2.6)
Gain on changes in the fair value of equity investments at FVTOCI, net of income tax	$31.2	$15.4	$180.0	$17.2